Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2016
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2015 and 2016:

	March 31, 2015
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥15,361	¥0	¥15,361	¥0
Trading securities	1,190,131	50,902	1,139,229	0
Available-for-sale securities	1,356,840	130,519	1,129,270	97,051
Japanese and foreign government bond securities	527,592	0	527,592	0
Japanese prefectural and foreign municipal bond securities	161,477	0	161,477	0
Corporate debt securities	287,613	0	287,613	0
Specified bonds issued by SPEs in Japan	7,280	0	0	7,280
CMBS and RMBS in the Americas	69,976	0	47,318	22,658
Other asset- backed securities and debt securities	147,970	0	81,718	66,252
Equity securities*3	154,932	130,519	23,552	861
Other securities	8,723	0	0	8,723
Investment funds*4	8,723	0	0	8,723
Derivative assets	25,123	6	13,247	11,870
Interest rate swap agreements	890	0	890	0
Options held/written and other	12,103	0	233	11,870
Futures, foreign exchange contracts	5,719	6	5,713	0
Foreign currency swap agreements	6,411	0	6,411	0
Netting*5	(2,858)	0	0	0
Net derivative assets	22,265	0	0	0
Other assets	36,038	0	0	36,038
Reinsurance recoverables*6	36,038	0	0	36,038

Total	¥2,632,216	¥181,427	¥2,297,107	¥153,682

Liabilities:
Derivative liabilities	¥29,619	¥762	¥28,857	¥0
Interest rate swap agreements	1,221	0	1,221	0
Options written and other	6,177	0	6,177	0
Futures, foreign exchange contracts	12,268	762	11,506	0
Foreign currency swap agreements	9,788	0	9,788	0
Credit derivatives held	165	0	165	0
Netting*5	(2,858)	0	0	0
Net derivative Liabilities	26,761	0	0	0
Accounts Payable	5,533	0	0	5,533
Contingent consideration	5,533	0	0	5,533
Policy Liabilities and Policy Account Balances	1,254,483	0	0	1,254,483
Variable annuity and variable life insurance contracts*7	1,254,483	0	0	1,254,483

Total	¥1,289,635	¥762	¥28,857	¥1,260,016

	March 31, 2016
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥20,673	¥0	¥20,673	¥0
Trading securities	725,821	37,592	688,229	0
Available-for-sale securities	1,347,890	99,347	1,149,021	99,522
Japanese and foreign government bond securities*2	497,355	988	496,367	0
Japanese prefectural and foreign municipal bond securities	169,534	0	169,534	0
Corporate debt securities	410,779	0	410,774	5
Specified bonds issued by SPEs in Japan	3,461	0	0	3,461
CMBS and RMBS in the Americas	97,186	0	58,693	38,493
Other asset- backed securities and debt securities	58,230	0	667	57,563
Equity securities*3	111,345	98,359	12,986	0
Other securities	17,751	0	0	17,751
Investment funds*4	17,751	0	0	17,751
Derivative assets	33,747	48	25,491	8,208
Interest rate swap agreements	93	0	93	0
Options held/written and other	8,789	0	581	8,208
Futures, foreign exchange contracts	18,294	48	18,246	0
Foreign currency swap agreements	6,571	0	6,571	0
Netting*5	(5,757)	0	0	0
Net derivative assets	27,990	0	0	0
Other assets	37,855	0	0	37,855
Reinsurance recoverables*6	37,855	0	0	37,855

Total	¥2,183,737	¥136,987	¥1,883,414	¥163,336

Liabilities:
Derivative liabilities	¥19,870	¥533	¥19,337	¥0
Interest rate swap agreements	5,921	0	5,921	0
Options written and other	3,637	0	3,637	0
Futures, foreign exchange contracts	6,655	533	6,122	0
Foreign currency swap agreements	3,601	0	3,601	0
Credit derivatives held	56	0	56	0
Netting*5	(5,757)	0	0	0
Net derivative Liabilities	14,113	0	0	0
Policy Liabilities and Policy Account Balances	795,001	0	0	795,001
Variable annuity and variable life insurance contracts*7	795,001	0	0	795,001

Total	¥814,871	¥533	¥19,337	¥795,001

*1

A certain subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were gains from the change in the fair value of the loans of ¥116 million and ¥246 million for fiscal 2014 and 2015 and a loss from the change in the fair value of the loans of ¥71 million for fiscal 2016. No gains or losses were recognized in earnings for fiscal 2014, 2015 and 2016 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loan held for sale as of March 31, 2015, were ¥14,431 million and ¥15,361 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥930 million. The amounts of aggregate unpaid principal balance and aggregate fair value as of March 31, 2016, were ¥19,848 million and ¥20,673 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥825 million. As of March 31, 2015 and 2016, there were no loans that were 90 days or more past due, in non-accrual status, or both.

*2	A certain subsidiary that has newly become a consolidated subsidiary of the Company during fiscal 2016, elected the fair value option under ASC 825 (“Financial Instruments”) for investments in foreign government bond securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income was a loss of ¥9 million from the change in the fair value of those investments for fiscal 2016. The amounts of aggregate fair value elected the fair value option was ¥988 million as of March 31, 2016.
*3	A certain subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) for investments in equity securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥333 million and ¥1,070 million and a loss of ¥202 million from the change in the fair value of those investments for fiscal 2014, 2015 and 2016. The amount of aggregate fair value elected the fair value option were ¥8,168 million and ¥16,227 million as of March 31, 2015 and 2016, respectively.
*4	Certain subsidiaries elected the fair value option under ASC 825 (“Financial Instruments”) for investments in some funds. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥1,412 million and ¥1,301 million and a loss of ¥4 million from the change in the fair value of those investments for fiscal 2014, 2015 and 2016. The amounts of aggregate fair value were ¥8,723 million and ¥10,152 million as of March 31, 2015 and 2016, respectively.
*5	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*6	Certain subsidiaries elected the fair value option under ASC 825 (“Financial Instruments”) for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥36,038 million and ¥37,855 million as of March 31, 2015 and 2016, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2015 and 2016, see Note 23 “Life Insurance Operations.”
*7	A certain subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) for the entire variable annuity and variable life insurance contracts held in order to match the earnings recognized for the changes in the fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥1,254,483 million and ¥795,001 million as of March 31, 2015 and 2016, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2015 and 2016, see Note 23 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities (Net) Measured at Fair Value on Recurring Basis Using Significant Unobservable Input

The following table presents the reconciliation of financial assets and liabilities (net) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in fiscal 2014, 2015 and 2016:

	2014
	Millions of yen
	Balance at April 1, 2013	Gains or losses (realized/ unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2014	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2014*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥136,978	¥4,364	¥4,056	¥8,420	¥56,202	¥(13,817)	¥(103,782)	¥0	¥84,001	¥180
Corporate debt securities	6,524	416	(356)	60	0	(1,325)	(4,598)	0	661	0
Specified bonds issued by SPEs in Japan	63,244	327	839	1,166	0	(36)	(57,602)	0	6,772	5
CMBS and RMBS in the Americas	24,338	2,388	963	3,351	14,295	(11,067)	(13,084)	0	17,833	(152)
Other asset- backed securities and debt securities	42,872	1,233	2,610	3,843	41,907	(1,389)	(28,498)	0	58,735	327
Other securities	5,800	1,767	584	2,351	2,013	(3,824)	(23)	0	6,317	1,767
Investment funds	5,800	1,767	584	2,351	2,013	(3,824)	(23)	0	6,317	1,767
Derivative assets and liabilities (net)	2,099	2,987	0	2,987	0	0	(2,600)	0	2,486	2,987
Options held/written and other	2,099	2,987	0	2,987	0	0	(2,600)	0	2,486	2,987
Accounts payable	0	2,343	0	2,343	5,176	0	0	0	2,833	2,343
Contingent consideration	0	2,343	0	2,343	5,176	0	0	0	2,833	2,343

	2015
	Millions of yen
	Balance at April 1, 2014	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2015	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2015*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥84,001	¥2,101	¥6,653	¥8,754	¥65,964	¥(18,222)	¥(23,796)	¥(19,650)	¥97,051	¥(1,745)
Corporate debt securities	661	73	(24)	49	0	(210)	(500)	0	0	0
Specified bonds issued by SPEs in Japan	6,772	5	101	106	1,700	0	(1,298)	0	7,280	5
CMBS and RMBS in the Americas	17,833	60	3,724	3,784	29,372	(3,446)	(4,447)	(20,438)	22,658	(395)
Other asset-backed securities and debt securities	58,735	1,963	2,779	4,742	34,892	(14,566)	(17,551)	0	66,252	(1,355)
Equity securities	0	0	73	73	0	0	0	788	861	0
Other securities	6,317	1,290	1,142	2,432	6,180	(4,870)	(1,336)	0	8,723	1,290
Investment funds	6,317	1,290	1,142	2,432	6,180	(4,870)	(1,336)	0	8,723	1,290
Derivative assets and liabilities (net)	2,486	(13,838)	0	(13,838)	28,536	0	(5,314)	0	11,870	(13,838)
Options held/written and other	2,486	(13,838)	0	(13,838)	28,536	0	(5,314)	0	11,870	(13,838)
Other assets	0	(36,072)	0	(36,072)	72,654	0	(544)	0	36,038	(36,072)
Reinsurance recoverables*6	0	(36,072)	0	(36,072)	72,654	0	(544)	0	36,038	(36,072)
Accounts payable	2,833	(12,203)	0	(12,203)	0	0	(9,503)	0	5,533	(12,203)
Contingent consideration	2,833	(12,203)	0	(12,203)	0	0	(9,503)	0	5,533	(12,203)
Policy Liabilities and Policy Account Balances	0	(100,702)	0	(100,702)	1,765,444	0	(611,663)	0	1,254,483	(100,702)
Variable annuity and variable life insurance contracts*7	0	(100,702)	0	(100,702)	1,765,444	0	(611,663)	0	1,254,483	(100,702)

	2016
	Millions of yen
	Balance at April 1, 2015	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2016	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2016*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥97,051	¥922	¥(10,458)	¥(9,536)	¥47,886	¥(15,632)	¥(19,378)	¥(869)	¥99,522	¥(679)
Corporate debt securities	0	1	0	1	5	(1)	0	0	5	0
Specified bonds issued by SPEs in Japan	7,280	5	16	21	0	(1,885)	(1,955)	0	3,461	2
CMBS and RMBS in the Americas	22,658	424	(3,831)	(3,407)	26,431	(2,401)	(4,788)	0	38,493	(763)
Other asset-backed securities and debt securities	66,252	492	(6,651)	(6,159)	21,450	(11,345)	(12,635)	0	57,563	82
Equity securities	861	0	8	8	0	0	0	(869)	0	0
Other securities	8,723	1,146	(2,194)	(1,048)	10,933	(857)	0	0	17,751	849
Investment funds	8,723	1,146	(2,194)	(1,048)	10,933	(857)	0	0	17,751	849
Derivative assets and liabilities (net)	11,870	(4,596)	0	(4,596)	5,857	0	(4,923)	0	8,208	(4,596)
Options held/written and other	11,870	(4,596)	0	(4,596)	5,857	0	(4,923)	0	8,208	(4,596)
Other assets	36,038	(8,482)	0	(8,482)	10,669	0	(370)	0	37,855	(8,482)
Reinsurance recoverables*6	36,038	(8,482)	0	(8,482)	10,669	0	(370)	0	37,855	(8,482)
Accounts payable	5,533	3,059	0	3,059	0	0	(2,474)	0	0	0
Contingent consideration	5,533	3,059	0	3,059	0	0	(2,474)	0	0	0
Policy Liabilities and Policy Account Balances	1,254,483	40,751	0	40,751	0	0	(418,731)	0	795,001	40,751
Variable annuity and variable life insurance contracts*7	1,254,483	40,751	0	40,751	0	0	(418,731)	0	795,001	40,751

*1	Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” and gains and losses from accounts payable are included in “Other (income) and expense, net” respectively. Also, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included. Due to the elapse of the computation period of the contingent consideration during fiscal 2016, the unsettled payment is included in a decrease of Accounts payable.
*5	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.
*6	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
*7	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis

The following table presents recorded amounts of assets measured at fair value on a nonrecurring basis as of March 31, 2015 and 2016. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2015
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥21,537	¥0	¥0	¥21,537
Investment in operating leases and property under facility operations	67,500	0	0	67,500
Land and buildings undeveloped or under construction	8,084	0	0	8,084
Certain investment in affiliates	1,220	0	0	1,220
Goodwill	2,435	0	0	2,435

Total	¥100,776	¥0	¥0	¥100,776

	March 31, 2016
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥17,511	¥0	¥0	¥17,511
Investment in operating leases and property under facility operations	25,681	0	0	25,681

Total	¥43,192	¥0	¥0	¥43,192

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets or liabilities measured at fair value on a recurring basis as of March 31, 2015 and 2016.

	March 31, 2015
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities

Specified bonds issued by SPEs in Japan	¥2,543	Discounted cash flows	Discount rate	0.9% – 3.6%
				(2.2%)

	4,737	Appraisals/Broker quotes	—	—

CMBS and RMBS in the Americas	22,658	Discounted cash flows	Discount rate	13.6% – 32.4%
				(18.2%)

			Probability of default	0.0% – 22.0%
				(7.2%)

Other asset-backed securities and debt securities	7,583	Discounted cash flows	Discount rate	1.2% – 32.4%
				(13.2%)

			Probability of default	0.8% – 1.3%
				(1.0%)

	58,669	Appraisals/Broker quotes	—	—

Equity securities	861	Discounted cash flows	Discount rate	6.2%
				(6.2%)

Other securities
Investment funds	8,723	Internal cash flows	Discount rate	12.0% – 28.0%
				(15.8%)

Derivative assets
Options held/written and other	7,982	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.8%)

	3,888	Appraisals/Broker quotes	—	—

Other assets
Reinsurance recoverables	36,038	Discounted cash flows	Discount rate	(0.1)% – 0.8%
				(0.2%)

			Mortality rate	0.0% – 100.0%
				(1.3%)

			Lapse rate	1.5% – 54.0%
				(20.8%)

			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥153,682

Liabilities:
Accounts payable
Contingent consideration	¥5,533	Monte Carlo simulation	Discount rate	13.9%
				(13.9%)
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	1,254,483	Discounted cash flows	Discount rate	(0.1)% – 0.8%
				(0.2%)

			Mortality rate	0.0% – 100.0%
				(1.3%)

			Lapse rate	1.5% – 54.0%
				(20.8%)

			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥1,260,016

	March 31, 2016
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities
Corporate debt securities	¥5	Appraisals/Broker quotes	—	—
Specified bonds issued by SPEs in Japan	806	Discounted cash flows	Discount rate	0.9%
				(0.9%)
	2,655	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	38,493	Discounted cash flows	Discount rate	6.4% – 32.4%
				(18.5%)
			Probability of default	0.0% – 34.0%
				(8.2%)
Other asset-backed securities and debt securities	7,432	Discounted cash flows	Discount rate	1.0% – 32.4%
				(12.7%)
			Probability of default	0.7% – 1.1%
				(0.9%)
	50,131	Appraisals/Broker quotes	—	—
Other securities
Investment funds	10,153	Internal cash flows	Discount rate	10.0% – 40.0%
				(13.6%)
	7,598	Appraisals/Broker quotes	—	—
Derivative assets
Options held/written and other	4,876	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.7%)
	3,332	Appraisals/Broker quotes	—	—
Other assets
Reinsurance recoverables	37,855	Discounted cash flows	Discount rate	(0.2)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(0.9%)
			Lapse rate	1.5% – 54.0%
				(15.0%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(99.4%)

Total	¥163,336

Liabilities:
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	795,001	Discounted cash flows	Discount rate	(0.2)% – 0.5%
				(0.1%)
			Mortality rate	0.0% – 100.0%
				(1.0%)
			Lapse rate	1.5% – 54.0%
				(14.5%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(85.2%)

Total	¥795,001

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2015 and 2016.

	March 31, 2015
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥21,537	Discounted cash flows	Discount rate	5.8% – 12.0%
				(9.5%)
		Direct capitalization	Capitalization rate	5.5% – 16.5%
				(10.4%)
Investment in operating leases and property under facility operations	25,732	Discounted cash flows	Discount rate	4.1% – 15.0%
				(5.1%)
	41,768	Appraisals	—	—
Land and buildings undeveloped or under construction	8,084	Discounted cash flows	Discount rate	5.3% – 10.1%
				(9.2%)
Certain investment in affiliates	1,220	Discounted cash flows	Discount rate	9.8%
				(9.8%)
Goodwill	2,435	Discounted cash flows	—	—
		Business enterprise value multiples	—	—

Total	¥100,776

	March 31, 2016
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥17,511	Discounted cash flows	Discount rate	5.3% – 10.9%
				(9.3%)

		Direct capitalization	Capitalization rate	5.9% – 17.0%
				(9.9%)
Investment in operating leases and property under facility operations	5,679	Discounted cash flows	Discount rate	5.3% – 10.0%
				(5.5%)
	20,002	Appraisals	—	—

Total	¥43,192